STOCK OPTIONS (DETAILS) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Stock Option [Line Items]
Number of stock options Outstanding, beginning	0	0	25,000
Number of stock options Exercised			(18,000)
Number of stock options Lapsed/cancelled			(7,000)
Number of stock options Outstanding, ending	0	0	0
Weighted average exercise price, Outstanding, beginning	$ 0	$ 0	$ 1.65
Weighted average exercise price, Exercised			1.65
Weighted average exercise price, Lapsed/cancelled			1.65
Weighted average exercise price, Outstanding, ending	0	0	0
Weighted average fair value per stock option, Outstanding, beginning	0	0	0.95
Weighted average fair value per stock option, exercised			0.95
Weighted average fair value per stock option, Lapsed/cancelled			0.95
Weighted average fair value per stock option, Outstanding, ending	$ 0	$ 0	$ 0
Weighted average remaining contractual life (years), Outstanding, beginning	0 years	0 years	1 year 7 months 10 days